Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.0%
Communication Services — 0.6%
Media — 0.6%
Integral Ad Science Holding Corp.	1,604,067	$13,153,349 *

Consumer Discretionary — 9.4%
Automobile Components — 1.2%
Fox Factory Holding Corp.	338,682	10,285,772 *
Modine Manufacturing Co.	118,600	15,958,816 *
Total Automobile Components		26,244,588
Broadline Retail — 1.3%
Global-e Online Ltd.	893,900	29,632,785 *
Diversified Consumer Services — 0.7%
Duolingo Inc.	20,000	6,931,000 *
Universal Technical Institute Inc.	263,500	8,489,970 *
Total Diversified Consumer Services		15,420,970
Hotels, Restaurants & Leisure — 4.5%
Dutch Bros Inc., Class A Shares	599,925	35,557,555 *
Wingstop Inc.	171,798	64,826,257
Total Hotels, Restaurants & Leisure		100,383,812
Household Durables — 0.7%
Installed Building Products Inc.	79,458	16,073,559
Specialty Retail — 1.0%
Abercrombie & Fitch Co., Class A Shares	102,200	9,813,244 *
Boot Barn Holdings Inc.	82,200	14,130,180 *
Total Specialty Retail		23,943,424

Total Consumer Discretionary		211,699,138
Consumer Staples — 8.8%
Consumer Staples Distribution & Retail — 8.0%
BJ’s Wholesale Club Holdings Inc.	490,926	51,989,064 *
Casey’s General Stores Inc.	129,389	67,299,101
Grocery Outlet Holding Corp.	1,318,182	17,360,457 *
Performance Food Group Co.	431,896	43,362,358 *
Total Consumer Staples Distribution & Retail		180,010,980
Personal Care Products — 0.8%
e.l.f. Beauty Inc.	144,091	17,462,388 *

Total Consumer Staples		197,473,368
Energy — 3.2%
Energy Equipment & Services — 1.8%
Archrock Inc.	503,000	11,750,080
Cactus Inc., Class A Shares	671,234	28,399,911
Total Energy Equipment & Services		40,149,991
Oil, Gas & Consumable Fuels — 1.4%
Matador Resources Co.	654,973	32,670,053

Total Energy		72,820,044
Financials — 10.7%
Banks — 2.3%
Pathward Financial Inc.	109,900	8,311,187
UMB Financial Corp.	65,200	7,171,348
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Wintrust Financial Corp.	284,600	$36,423,108
Total Banks		51,905,643
Capital Markets — 4.5%
Hamilton Lane Inc., Class A Shares	313,462	47,740,263
PJT Partners Inc., Class A Shares	297,410	53,123,374
Total Capital Markets		100,863,637
Financial Services — 3.2%
NMI Holdings Inc.	543,372	20,278,643 *
Shift4 Payments Inc., Class A Shares	506,560	52,175,680 *
Total Financial Services		72,454,323
Insurance — 0.7%
Trupanion Inc.	315,785	14,971,367 *

Total Financials		240,194,970
Health Care — 20.0%
Biotechnology — 8.0%
Biohaven Ltd.	301,250	4,548,875 *
Bridgebio Pharma Inc.	262,400	12,403,648 *
Caris Life Sciences Inc.	673,431	18,909,943 *
Geron Corp.	3,767,400	4,332,510 *
Insmed Inc.	419,700	45,025,416 *
Mirum Pharmaceuticals Inc.	699,093	36,129,126 *
Rhythm Pharmaceuticals Inc.	188,500	16,065,855 *
TG Therapeutics Inc.	877,300	31,144,150 *
Viking Therapeutics Inc.	333,000	10,845,810 *
Total Biotechnology		179,405,333
Health Care Equipment & Supplies — 5.0%
Glaukos Corp.	182,800	15,737,252 *
Insulet Corp.	106,908	30,832,267 *
Lantheus Holdings Inc.	152,516	10,857,614 *
Penumbra Inc.	221,721	55,933,557 *
Total Health Care Equipment & Supplies		113,360,690
Health Care Providers & Services — 4.9%
HealthEquity Inc.	376,949	36,564,053 *
Hims & Hers Health Inc.	164,600	10,893,228 *
RadNet Inc.	536,500	29,362,645 *
Surgery Partners Inc.	1,517,806	33,315,842 *
Total Health Care Providers & Services		110,135,768
Life Sciences Tools & Services — 1.8%
ICON PLC	111,300	18,830,847 *
Medpace Holdings Inc.	49,616	21,195,955 *
Total Life Sciences Tools & Services		40,026,802
Pharmaceuticals — 0.3%
Tarsus Pharmaceuticals Inc.	196,400	7,624,248 *

Total Health Care		450,552,841
Industrials — 20.5%
Aerospace & Defense — 3.7%
BWX Technologies Inc.	304,179	46,213,914
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Karman Holdings Inc.	104,500	$5,402,650 *
Moog Inc., Class A Shares	162,655	31,486,755
Total Aerospace & Defense		83,103,319
Air Freight & Logistics — 1.5%
GXO Logistics Inc.	658,969	32,757,349 *
Building Products — 1.8%
Trex Co. Inc.	645,797	41,485,999 *
Construction & Engineering — 3.0%
Construction Partners Inc., Class A Shares	459,400	46,330,490 *
Fluor Corp.	273,500	15,526,595 *
Limbach Holdings Inc.	34,800	4,767,600 *
Total Construction & Engineering		66,624,685
Electrical Equipment — 1.9%
Bloom Energy Corp., Class A Shares	1,112,162	41,583,737 *
Ground Transportation — 2.3%
XPO Inc.	432,081	51,975,024 *
Machinery — 3.0%
RBC Bearings Inc.	176,990	68,555,307 *
Trading Companies & Distributors — 3.3%
FTAI Aviation Ltd.	177,700	24,453,297
McGrath RentCorp.	243,165	30,344,560
Xometry Inc., Class A Shares	619,196	20,024,799 *
Total Trading Companies & Distributors		74,822,656

Total Industrials		460,908,076
Information Technology — 21.0%
Electronic Equipment, Instruments & Components — 3.4%
Fabrinet	114,000	36,905,220 *
OSI Systems Inc.	175,137	38,707,028 *
Total Electronic Equipment, Instruments & Components		75,612,248
IT Services — 2.1%
Wix.com Ltd.	343,905	46,781,397 *
Semiconductors & Semiconductor Equipment — 4.5%
Allegro MicroSystems Inc.	1,156,438	36,323,718 *
Credo Technology Group Holding Ltd.	111,400	12,426,670 *
Lattice Semiconductor Corp.	925,403	46,112,831 *
Rigetti Computing Inc.	466,600	6,765,700 *
Total Semiconductors & Semiconductor Equipment		101,628,919
Software — 10.4%
Brain Corp.	598,883	2,733,012 *(a)(b)(c)
Clearwater Analytics Holdings Inc., Class A Shares	700,900	14,200,234 *
Intapp Inc.	551,472	22,086,454 *
Jamf Holding Corp.	580,501	4,609,178 *
Klaviyo Inc., Class A Shares	1,162,399	36,150,609 *
nCino Inc.	799,462	22,324,976 *
Onestream Inc.	427,759	10,202,052 *
PagerDuty Inc.	1,126,064	18,152,152 *
Qualys Inc.	57,617	7,667,094 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Software — continued
Sprout Social Inc., Class A Shares		892,975	$15,314,521 *
Varonis Systems Inc.		1,127,554	62,951,340 *
Zeta Global Holdings Corp., Class A Shares		1,135,727	17,774,128 *
Total Software			234,165,750
Technology Hardware, Storage & Peripherals — 0.6%
IonQ Inc.		321,000	12,798,270 *

Total Information Technology			470,986,584
Materials — 2.8%
Chemicals — 2.8%
Balchem Corp.		224,987	34,303,767
Element Solutions Inc.		1,251,675	29,539,530

Total Materials			63,843,297
Total Common Stocks (Cost — $1,334,185,545)			2,181,631,667
Investments in Underlying Funds — 1.6%
SPDR S&P Biotech ETF (Cost — $36,678,054)		414,000	35,463,240
	Rate
Preferred Stocks — 0.4%
Information Technology — 0.4%
Software — 0.4%
Brain Corp. (Cost — $10,146,825)	—	1,923,387	8,777,408 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $1,381,010,424)			2,225,872,315

Short-Term Investments — 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%	2,747,751	2,747,751 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%	2,747,751	2,747,751 (d)(e)

Total Short-Term Investments (Cost — $5,495,502)			5,495,502
Total Investments — 99.3% (Cost — $1,386,505,926)			2,231,367,817
Other Assets in Excess of Liabilities — 0.7%			16,453,941
Total Net Assets — 100.0%			$2,247,821,758

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $2,747,751 and the cost was $2,747,751 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$468,253,572	—	$2,733,012	$470,986,584
Other Common Stocks	1,710,645,083	—	—	1,710,645,083
Investments in Underlying Funds	35,463,240	—	—	35,463,240
Preferred Stocks	—	—	8,777,408	8,777,408
Total Long-Term Investments	2,214,361,895	—	11,510,420	2,225,872,315
Short-Term Investments†	5,495,502	—	—	5,495,502
Total Investments	$2,219,857,397	—	$11,510,420	$2,231,367,817

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,250,067	$323,676,476	323,676,476	$324,178,792	324,178,792

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$281,307	—	$2,747,751

ClearBridge Small Cap Growth Fund 2025 Quarterly Report

3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2025	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$2,733,012	$4.56	0.12%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	8,777,408	4.56	0.39
			$12,763,944	$11,510,420		0.51%

ClearBridge Small Cap Growth Fund 2025 Quarterly Report